Quarterly Report
March 31, 2020
MFS®  Global Real Estate Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Construction – 7.8%
American Homes 4 Rent, “A”, REIT	183,540	$4,258,128
AvalonBay Communities, Inc., REIT	20,916	3,078,208
Katitas Co. Ltd.	81,800	1,312,018
Mid-America Apartment Communities, Inc., REIT	29,364	3,025,373
		$11,673,727
Network & Telecom – 3.4%
CoreSite Realty Corp.	11,507	$1,333,661
Equinix, Inc., REIT	5,961	3,723,062
		$5,056,723
Real Estate – 84.8%
Advance Residence Investment Corp., REIT	1,313	$3,828,184
Alexandria Real Estate Equities, Inc., REIT	25,731	3,526,691
Ascendas India Trust, REIT	3,142,400	2,624,887
Atrium European Real Estate Ltd.	206,377	616,831
Big Yellow Group PLC, REIT	204,322	2,548,036
Boardwalk REIT	92,020	1,498,030
Brixmor Property Group, Inc., REIT	192,946	1,832,987
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	873,099	1,009,552
Corporate Office Properties Trust, REIT	75,013	1,660,038
Daiwa House Industry Co. Ltd.	147,700	3,658,066
Deutsche Wohnen SE	101,103	3,862,926
Embassy Office Parks, REIT	322,600	1,495,662
Entra ASA	176,714	2,107,694
EPR Properties, REIT	30,188	731,153
Equity Lifestyle Properties, Inc., REIT	54,297	3,120,992
ESR Cayman Ltd. (a)	800,200	1,720,850
Farmland Partners, Inc., REIT	77,755	471,973
Goodman Group, REIT	528,558	4,037,861
Grainger PLC	651,056	2,091,238
Granite REIT	28,068	1,159,378
Hang Lung Properties Ltd.	1,110,944	2,246,923
Host Hotels & Resorts, Inc., REIT	130,385	1,439,450
Hysan Development Co. Ltd.	539,000	1,744,893
Industrial Logistics Properties Trust, REIT	79,670	1,397,412
Japan Logistics Fund, Inc., REIT	1,490	3,324,352
Kenedix Office Investment Corp., REIT	551	2,885,678
Kenedix, Inc.	237,700	900,706
LEG Immobilien AG	23,795	2,688,544
Link REIT	578,664	4,888,165
LondonMetric Property PLC, REIT	363,957	795,193
Mapletree Logistics Trust, REIT	3,000,023	3,334,883
Medical Properties Trust, Inc., REIT	109,016	1,884,887
Mirvac Group	844,984	1,118,347
National Storage, REIT	3,900,014	3,762,061
Prologis, Inc., REIT	99,678	8,011,121
Public Storage, Inc., REIT	32,547	6,464,160
Rayonier, Inc., REIT	42,020	989,571
Rexford Industrial Realty, Inc., REIT	28,540	1,170,425
Shaftesbury PLC, REIT	290,719	2,229,806
Shurgard Self Storage S.A.	88,451	2,629,004
Simon Property Group, Inc., REIT	56,888	3,120,876
Sino Land Co. Ltd.	1,096,000	1,386,566
STAG Industrial, Inc., REIT	109,141	2,457,855
STORE Capital Corp., REIT	121,956	2,209,843

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Sun Communities, Inc., REIT	21,508	$2,685,274
Swire Properties Ltd.	494,800	1,391,331
Unibail-Rodamco-Westfield, REIT	12,460	705,562
Unite Group PLC, REIT	82,743	823,742
Urban Edge Properties, REIT	249,842	2,201,108
VICI Properties, Inc., REIT	164,756	2,741,540
W.P. Carey, Inc., REIT	39,370	2,286,610
Warehouses De Pauw, REIT	122,114	3,511,073
Welltower, Inc., REIT	77,593	3,552,208
		$126,582,198
Telecommunications - Wireless – 1.8%
American Tower Corp., REIT	12,136	$2,642,614
Telephone Services – 1.3%
Helios Tower PLC (a)	1,119,229	$1,925,419
Total Common Stocks		$147,880,681
Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 1.28% (v)	4,219,139	$4,219,983

Other Assets, Less Liabilities – (1.9)%		(2,777,222)
Net Assets – 100.0%		$149,323,442
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,219,983 and $147,880,681, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$72,017,220	$—	$—	$72,017,220
Japan	7,152,536	8,756,468	—	15,909,004
Hong Kong	1,391,331	10,266,547	—	11,657,878
Australia	—	8,918,269	—	8,918,269
United Kingdom	6,396,777	2,091,238	—	8,488,015
Germany	—	6,551,470	—	6,551,470
Belgium	—	6,140,077	—	6,140,077
Singapore	3,334,883	2,624,887	—	5,959,770
Canada	2,657,408	—	—	2,657,408
Other Countries	7,155,158	2,426,412	—	9,581,570
Mutual Funds	4,219,983	—	—	4,219,983
Total	$104,325,296	$47,775,368	$—	$152,100,664
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,254,887	$20,288,101	$19,323,171	$166	$—	$4,219,983
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,736	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2020, are as follows:
United States	49.2%
Japan	10.6%
Hong Kong	7.8%
Australia	6.0%
United Kingdom	5.7%
Germany	4.4%
Belgium	4.1%
Singapore	4.0%
Canada	1.8%
Other Countries	6.4%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
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